S000075963 [Member] Average Annual Total Returns	12 Months Ended	20 Months Ended	60 Months Ended	103 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%		13.15%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.01%		3.18%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	14.77%		9.01%	13.06%
Performance Inception Date				Jun. 16, 2017
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.53%		7.11%	11.68%
Performance Inception Date				Jun. 16, 2017
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.91%		6.47%	10.34%
Performance Inception Date				Jun. 16, 2017
Class I | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				14.11%
Performance Inception Date				Jun. 16, 2017
Class I | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				8.85%
Performance Inception Date				Jun. 16, 2017
Class R-6
Prospectus [Line Items]
Average Annual Return, Percent	14.84%	21.74%
Performance Inception Date		Apr. 26, 2024
Class R-6 | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		20.11%
Performance Inception Date		Apr. 26, 2024
Class R-6 | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		16.54%
Performance Inception Date		Apr. 26, 2024
Class A
Prospectus [Line Items]
Average Annual Return, Percent	9.05%	17.84%
Performance Inception Date		Apr. 26, 2024
Class A | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		20.11%
Performance Inception Date		Apr. 26, 2024
Class A | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		16.54%
Performance Inception Date		Apr. 26, 2024
Class C
Prospectus [Line Items]
Average Annual Return, Percent	13.65%	20.39%
Performance Inception Date		Apr. 26, 2024
Class C | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		20.11%
Performance Inception Date		Apr. 26, 2024
Class C | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		16.54%
Performance Inception Date		Apr. 26, 2024